INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consist of the following:

	December 31, 2020	June 30, 2020

Land use right	$1,561,400	$1,442,456
Computer software	29,539	25,039
Subtotal	1,590,939	1,467,495
Less: Accumulated amortization	(82,177)	(43,091)
Intangible assets, net	$1,508,762	$1,424,404

Intangible assets consist of the following:

	June 30, 2020	June 30, 2019

Land use right	$1,442,456	$1,485,428
Computer software	25,039	25,785
Subtotal	1,467,495	1,511,213
Less: Accumulated amortization	(43,091)	(14,814)
Intangible assets, net	$1,424,404	$1,496,399